Asset Held for Sale (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Available-for-sale financial assets [abstract]
Cash consideration for the disposition of assets held for sale	$ 5,000,000
Asset held for sale		$ 2,605,147
Amount of recognized net gain on sale	$ 2,373,261